SHORT-TERM INVESTMENTS - Short-term investments consisted (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term investments
SHORT-TERM INVESTMENTS
Time deposits	¥ 285,872	$ 43,812	¥ 363,856